FINANCING RECEIVABLES, NET - Aging analysis based on customer type, origination year and delinquency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing receivables, net
Financial receivables	¥ 844,253	¥ 4,276,978
Property transaction related business
Financing receivables, net
Financial receivables	691,515	3,946,219
Property transaction related business | 2017
Financing receivables, net
Financial receivables	4,942	6,652
Property transaction related business | 2018
Financing receivables, net
Financial receivables	36,676	80,917
Property transaction related business | 2019
Financing receivables, net
Financial receivables	21,616	42,822
Property transaction related business | 2020
Financing receivables, net
Financial receivables	23,587	3,815,828
Property transaction related business | 2021
Financing receivables, net
Financial receivables	604,694
Non-property transaction related business
Financing receivables, net
Financial receivables	152,738	330,759
Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	453	481
Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	3,888	17,808
Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	56,882	126,853
Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	58,015	185,617
Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	33,500
Total Past Due
Financing receivables, net
Financial receivables	204,348	209,038
Total Past Due | Property transaction related business
Financing receivables, net
Financial receivables	180,291	197,595
Total Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables	4,942	6,652
Total Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	36,676	80,917
Total Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	21,616	42,822
Total Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	23,587	67,204
Total Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	93,470
Total Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	24,057	11,443
Total Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	453	481
Total Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	3,888	409
Total Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	11,130	7,783
Total Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	6,769	2,770
Total Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	1,817
1 - 29 Days Past Due
Financing receivables, net
Financial receivables	9,625	43,365
1 - 29 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	8,340	41,807
1 - 29 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
1 - 29 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
1 - 29 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
1 - 29 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	41,807
1 - 29 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	8,340
1 - 29 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	1,285	1,558
1 - 29 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	0	168
1 - 29 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	60	9
1 - 29 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	309	612
1 - 29 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	495	769
1 - 29 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	421
30 - 59 Days Past Due
Financing receivables, net
Financial receivables	7,412	10,607
30 - 59 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	6,039	9,006
30 - 59 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
30 - 59 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
30 - 59 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
30 - 59 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	9,006
30 - 59 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	6,039
30 - 59 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	1,373	1,601
30 - 59 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	0	313
30 - 59 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	182	0
30 - 59 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	464	1,025
30 - 59 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	268	263
30 - 59 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	459
60 - 89 Days Past Due
Financing receivables, net
Financial receivables	10,267	2,937
60 - 89 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	8,678	1,965
60 - 89 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
60 - 89 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
60 - 89 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
60 - 89 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	1,965
60 - 89 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	8,678
60 - 89 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	1,589	972
60 - 89 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
60 - 89 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	269	0
60 - 89 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	572	794
60 - 89 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	377	178
60 - 89 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	371
90 - 179 Days Past Due
Financing receivables, net
Financial receivables	23,067	15,681
90 - 179 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	18,161	11,521
90 - 179 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
90 - 179 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
90 - 179 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
90 - 179 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	11,521
90 - 179 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	18,161
90 - 179 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	4,906	4,160
90 - 179 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
90 - 179 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	1,629	63
90 - 179 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	1,662	2,862
90 - 179 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	1,086	1,235
90 - 179 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	529
180 days or greater Past Due
Financing receivables, net
Financial receivables	153,977	136,448
180 days or greater Past Due | Property transaction related business
Financing receivables, net
Financial receivables	139,073	133,296
180 days or greater Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables	4,942	6,652
180 days or greater Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	36,676	80,917
180 days or greater Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	21,616	42,822
180 days or greater Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	23,587	2,905
180 days or greater Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	52,252
180 days or greater Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	14,904	3,152
180 days or greater Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	453	0
180 days or greater Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	1,748	337
180 days or greater Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	8,123	2,490
180 days or greater Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,543	325
180 days or greater Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	37
Current
Financing receivables, net
Financial receivables	639,905	4,067,940
Current | Property transaction related business
Financing receivables, net
Financial receivables	511,224	3,748,624
Current | Property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	3,748,624
Current | Property transaction related business | 2021
Financing receivables, net
Financial receivables	511,224
Current | Non-property transaction related business
Financing receivables, net
Financial receivables	128,681	319,316
Current | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables	0	0
Current | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	17,399
Current | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	45,752	119,070
Current | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	51,246	¥ 182,847
Current | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	¥ 31,683